Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets Disclosure [Abstract]
Finite lived intangible assets additions	$ 10.8	$ 0.4
Amortization of intangible assets	$ 4.7	$ 4.4